INITIAL PUBLIC OFFERING AND PRIVATE PLACEMENT (Details Narrative)				3 Months Ended		12 Months Ended
	Nov. 20, 2018 USD ($) shares	Sep. 13, 2017 USD ($) shares	Aug. 22, 2017 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 USD ($)	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($)
Noninterest Expense Offering Cost						$ 307,494	$ 98,198
Equity, Fair Value Disclosure						$ 743,600
Fair value per unit | $ / shares						$ 2.86
Proceeds from Issuance of Private Placement					$ 25,000	$ 500,000	$ 87,700
Measurement Input, Price Volatility [Member]
Equity Securities, FV-NI, Measurement Input						0.35
Measurement Input, Risk Free Interest Rate [Member]
Equity Securities, FV-NI, Measurement Input						0.0173
Measurement Input, Expected Term [Member]
Represent equity maturity term						5 years
Maxim Group LLC [Member] | Settlement Agreement [Member]
Cash payment	$ 20,000
IPO [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares			625,000	250,000		250,000
Sale of Stock, Price Per Share | $ / shares			$ 80.00
Proceeds from Issuance Initial Public Offering			$ 50,000,000.0
Noninterest Expense Offering Cost			3,700,000
Expense Related to Distribution or Servicing and Underwriting Fees			$ 3,200,000			$ 1,000,000
[custom:StockIssuedDuringPeriodSharesNewIssuesUnderwriterFees] | shares						50,000
Deferred Compensation Liability, Classified, Noncurrent						$ 1,820,000
Securities included in one unit, description						Each Unit consisted of one share of the Company’s common stock, one right to receive one-tenth of one share of the Company’s common stock upon consummation of the Company’s initial Business Combination (“Right”), and one redeemable warrant (“Warrant”)
Description of warrants rights						Each Warrant entitles the holder to purchase one share of common stock at an exercise price of $92.00 on a pre reverse-split basis, per share, subject to adjustment. No fractional shares will be issued upon exercise of the Warrants. The Warrants became exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.
Number of securities eligible for each warrant | shares						1
Exercise price of warrants per share | $ / shares			$ 0.01			$ 92.00
Warrants and Rights Outstanding, Term						5 years
Share Price | $ / shares						$ 21.00
Exchange of rights, descriptio						Each holder of a Right received one-tenth (1/10) of one share of common stock upon consummation of the Business Combination. No fractional shares were issued upon exchange of the Rights.
Sale of Stock, Consideration Received on Transaction				$ 100		$ 100
Number of Units Issued Under Purchase Option | shares						31,250
Demand registration rights term						five and seven years
IPO [Member] | Maxim Group LLC [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares						6,500
IPO [Member] | Maxim Group LLC [Member] | Pre Reverse Split [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares	6,500
IPO [Member] | Underwriters [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		25,000
Expense Related to Distribution or Servicing and Underwriting Fees		$ 110,000
Deferred Compensation Liability, Classified, Noncurrent		70,000
Number of shares agreed to be purchased under commitment | shares						93,750
Proceeds from Issuance or Sale of Equity		$ 2,000,000
Over-Allotment Option [Member] | Maxim Group LLC [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares						250
Over-Allotment Option [Member] | Underwriters [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares				260,000		260,000
Sale of Stock, Consideration Received on Transaction				$ 2,990,000		$ 2,990,000
Number of Units Issued Under Purchase Option | shares						32,500
Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction | shares		875				31,812
Sale of Stock, Price Per Share | $ / shares						$ 80.00
Proceeds from Issuance or Sale of Equity		$ 70,000
Proceeds from Issuance of Private Placement						$ 2,545,000